Expense Example - Simplify Government Money Market ETF - Simplify Government Money Market ETF [Default Label]	Jul. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48